Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 282,719	€ 270,749
Denominators:
Weighted average number of shares outstanding	297,842,343	306,659,364
Potentially dilutive shares	219,801
Basic earnings per share	€ 0.95	€ 0.88
Diluted earnings per share	€ 0.95	€ 0.88